Unaudited Condensed Consolidated Statements of Financial Position - GBP (£) £ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Non-current assets
Intangible assets	£ 3,838	£ 3,122
Property, plant and equipment	795	427
Deferred tax asset	28	47
Total non-current assets	4,661	3,596
Current assets
Prepayments, accrued income and other receivables	5,907	2,354
Current income tax receivable	7,284	4,263
Cash and cash equivalents	58,091	76,972
Total current assets	71,282	83,589
Total assets	75,943	87,185
Capital and reserves
Share capital and share premium	80,832	80,715
Other reserves	61,722	59,692
Accumulated deficit	(72,347)	(58,813)
Total equity attributable to equity holders of the Company	70,207	81,594
Non-current liabilities
Provisions	26	26
Lease liability	247
Total non-current liabilities	273	26
Current liabilities
Trade payables	2,155	2,455
Payroll taxes and social security	136	127
Lease liability	190
Accrued expenditure	2,982	2,983
Total current liabilities	5,463	5,565
Total liabilities	5,736	5,591
Total equity and liabilities	£ 75,943	£ 87,185